Derivative Instruments and Hedging Activities - Effect of Losses on Derivatives (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Realized (losses) gains relating to:
Unrealized Gain (Loss) on Derivatives			$ (51,094)	$ 2,589
Unrealized gains (losses) relating to:
Total realized and unrealized gains (losses) on derivative instruments	$ (62,037)	$ 49,729	(122,527)	(13,079)
Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Sale of Derivatives	(15,202)	(18,672)	(32,102)	(35,344)
Realized (losses) gains relating to:
Unrealized Gain (Loss) on Derivatives	(46,835)	68,401	(90,425)	22,265
Unrealized gains (losses) relating to:
Total realized and unrealized gains (losses) on derivative instruments	(62,037)	49,729	(122,527)	(13,079)
Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Sale of Derivatives	(13,515)	(16,101)	(27,482)	(29,520)
Realized (losses) gains relating to:
Unrealized Gain (Loss) on Derivatives	(47,818)	62,188	(99,739)	21,148
Not Designated as Hedging Instrument [Member] | Foreign currency forward contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Sale of Derivatives	(1,687)	(2,571)	(4,620)	(5,824)
Realized (losses) gains relating to:
Unrealized Gain (Loss) on Derivatives	$ 983	$ 6,213	$ 9,314	$ 1,117